Shareholder Report	12 Months Ended	113 Months Ended
	Aug. 31, 2026 USD ($) holding	Aug. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
Entity Central Index Key	0000717316
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000015521 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	BCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Investor Class returned 6.11% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.11%	0.14%	2.03%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,639,758,139	$ 1,639,758,139
Holdings Count | holding	696	696
Advisory Fees Paid, Amount	$ 6,226,303
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

C000087984 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	BCHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund I Class returned 6.21% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	6.21%	0.34%	2.23%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,639,758,139	$ 1,639,758,139
Holdings Count | holding	696	696
Advisory Fees Paid, Amount	$ 6,226,303
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

C000189669 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	ACYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Y Class returned 6.25% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.25%	0.37%	2.74%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	2.21%	—
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.49%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,639,758,139	$ 1,639,758,139
Holdings Count | holding	696	696
Advisory Fees Paid, Amount	$ 6,226,303
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

C000015522 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	CAYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund A Class returned 5.85% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.85%	-0.11%	1.78%
A Class - with sales charge	1.09%	-1.03%	1.31%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,639,758,139	$ 1,639,758,139
Holdings Count | holding	696	696
Advisory Fees Paid, Amount	$ 6,226,303
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

C000015524 [Member]
Shareholder Report [Line Items]
Fund Name	California High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	CAYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund C Class returned 5.06% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.06%	-0.86%	1.02%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,639,758,139	$ 1,639,758,139
Holdings Count | holding	696	696
Advisory Fees Paid, Amount	$ 6,226,303
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

C000015525 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	BCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Investor Class returned 3.41% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	3.41%	0.62%	1.57%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,262,278,028	$ 2,262,278,028
Holdings Count | holding	1,055	1,055
Advisory Fees Paid, Amount	$ 6,672,818
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

C000087985 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	BCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund I Class returned 3.52% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	3.52%	0.81%	1.77%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,262,278,028	$ 2,262,278,028
Holdings Count | holding	1,055	1,055
Advisory Fees Paid, Amount	$ 6,672,818
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

C000189670 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ACYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Y Class returned 3.55% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	3.55%	0.84%	2.16%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	2.21%	—
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	2.00%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,262,278,028	$ 2,262,278,028
Holdings Count | holding	1,055	1,055
Advisory Fees Paid, Amount	$ 6,672,818
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

C000087986 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	BCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund A Class returned 3.05% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	3.05%	0.36%	1.31%
A Class - with sales charge	-1.58%	-0.56%	0.85%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,262,278,028	$ 2,262,278,028
Holdings Count | holding	1,055	1,055
Advisory Fees Paid, Amount	$ 6,672,818
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

C000087987 [Member]
Shareholder Report [Line Items]
Fund Name	California Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	BCIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund C Class returned 2.38% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	2.38%	-0.38%	0.57%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,262,278,028	$ 2,262,278,028
Holdings Count | holding	1,055	1,055
Advisory Fees Paid, Amount	$ 6,672,818
Investment Company, Portfolio Turnover	46.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

C000015528 [Member]
Shareholder Report [Line Items]
Fund Name	California Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Net Assets	$ 110,301,484	$ 110,301,484
Holdings Count | holding	67	67
Advisory Fees Paid, Amount	$ 540,452
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$110,301,484
Management Fees (dollars paid during the reporting period)	$540,452
Total Number of Portfolio Holdings	67
7-Day Current Yield - Investor Class	1.74%
7-Day Effective Yield - Investor Class	1.76%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Other Assets and Liabilities	1.5%